Additional Financial Information (Cash and Cash Equivalents and Restricted Cash) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents	$ 50,498	$ 5,788	$ 5,121	$ 8,603
Restricted cash in Other current assets	6	7	5	0
Restricted cash in Other Assets	428	140	147	138
Cash and cash equivalents and restricted cash	$ 50,932	$ 5,935	$ 5,273	$ 8,741